Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Liabilities Measured on Recurring Basis

For the period ended September 30, 2020 and the year ended December 31, 2019, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Nine Months Ended	Year Ended
	September 30,	December 31,
	2020	2019
Expected term	0.02 - 5.00 years	0.25 - 5.00 years
Expected average volatility	187%- 464%	160%- 305%
Expected dividend yield	-	-
Risk-free interest rate	0.01% - 1.57%	1.55% - 2.50%

For the years ended December 31, 2019 and, 2018, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Year Ended	Year Ended
	December 31, 2019	December 31, 2018
Expected term	0.25 - 5.00 years	0.54 - 5.00 years
Expected average volatility	160%- 305%	164%- 355%
Expected dividend yield	-	-
Risk-free interest rate	1.55% - 2.50%	2.51% - 2.86%

Schedule of Changes in Derivative Liabilities

The following table summarizes the changes in the derivative liabilities during the period ended September 30, 2020:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Derivative liability as of December 31, 2019	$2,601,277

Addition of new derivatives recognized as debt discounts	792,175
Addition of new derivatives recognized as day-one loss	9,087,704
Derivative liabilities settled upon conversion of convertible note	(9,848,518)
Change in derivative liabilities recognized as loss on derivative	611,181
Derivative liability as of September 30, 2020	$3,243,819

The following table summarizes the changes in the derivative liabilities during the years ended December 31, 2019 and 2018:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Derivative liability as of December 31, 2017	$295,800
Addition of new derivatives recognized as debt discounts	1,276,667
Addition of new derivatives recognized as day-one loss	716,948
Derivative liabilities settled upon conversion of convertible note	(2,480,000)
Reclassification from APIC to derivative due to tainted instruments	83,334
Change in derivative liabilities recognized as loss on derivative	12,554,360
Derivative liability as of December 31, 2018	$12,447,109

Addition of new derivatives recognized as debt discounts	606,000
Addition of new derivatives recognized as day-one loss	1,544,785
Derivative liabilities settled upon conversion of convertible note	(3,130,000)
Reclassification from APIC to derivative due to tainted instruments	167,544
Reclassification to APIC from derivative due to not tainted instruments	(250,878)
Change in derivative liabilities recognized as loss on derivative	(8,783,283)
Derivative liability as of December 31, 2019	$2,601,277